Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share

Basic earnings (loss) per share and diluted earnings (loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2015, 2016 and 2017 as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net profit attributable to PPDai Group Inc.	(72,140)	501,490	1,082,983
Accretion on Series A convertible redeemable preferred shares redemption value	(53,526)	(236,662)	(1,237,274)
Accretion on Series B convertible redeemable preferred shares redemption value	(39,029)	(171,106)	(905,861)
Accretion on Series C convertible redeemable preferred shares redemption value	(16,237)	(154,254)	(930,336)
Net loss attributable to ordinary shareholders-Basic and diluted	(180,932)	(60,532)	(1,990,488)

Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding.	665,000,000	665,000,000	779,804,270
Basic loss per share	(0.2721)	(0.091)	(2.5525)
Diluted loss per share	(0.2721)	(0.091)	(2.5525)
Basic loss per ADS	(1.3605)	(0.4551)	(12.7627)
Diluted loss per ADS	(1.3605)	(0.4551)	(12.7627)